Related Party Transactions - Schedule of Transactions of Related Parties (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Mr. Weidong Gu – Bank of China [Member]
Guarantee provided for bank short-term borrowings
Bank short-term borrowings	$ 9,793	$ 9,737
Mr. Weidong Gu – Export-Import Bank of China Jiangxi Branch [Member]
Guarantee provided for bank short-term borrowings
Bank short-term borrowings	6,086
Mr. Weidong Gu – Xinyu Rural Commercial Bank [Member]
Guarantee provided for bank short-term borrowings
Bank short-term borrowings	4,197	4,173
Mr. Weidong Gu – Agricultural Bank of China [Member]
Guarantee provided for bank short-term borrowings
Bank short-term borrowings		3,478
Mr. Zhisheng Cheng – Bank of China [Member]
Guarantee provided for bank short-term borrowings
Bank short-term borrowings	9,793	9,737
Mr. Zhisheng Cheng – Export-Import Bank of China Jiangxi Branch [Member]
Guarantee provided for bank short-term borrowings
Bank short-term borrowings	6,086
Mr. Xingzhi Huang – Bank of China [Member]
Guarantee provided for bank short-term borrowings
Bank short-term borrowings	9,793	9,737
Mr. Xingzhi Huang – Export-Import Bank of China Jiangxi Branch [Member]
Guarantee provided for bank short-term borrowings
Bank short-term borrowings	6,086
Mr. Xingzhi Huang – Agricultural Bank of China [Member]
Guarantee provided for bank short-term borrowings
Bank short-term borrowings		3,478
Xinyu High-Tech Investment Co., Ltd. – Export-Import Bank of China Jiangxi Branch [Member]
Guarantee provided for bank short-term borrowings
Bank short-term borrowings	6,086	6,051
Xinyu High-Tech Investment Co., Ltd.[Member]
Rental income:
Rental income	$ 50	$ 102